Common and Preferred Stock Reserved for Future Issuances: (Details Textual) - shares		9 Months Ended	12 Months Ended
	Feb. 09, 2015	Sep. 30, 2015	Dec. 31, 2014
Conversion of Stock, Shares Converted		4,607,106	1,637,000
Warrant Holder [Member]
Conversion of Stock, Shares Converted	1,325,000
Series A Preferred Stock [Member]
Conversion of Stock, Shares Converted			1,637,000
Series A Preferred Stock [Member] | Warrant Holder [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,325,000